Net Loss per Share (Tables)	12 Months Ended
Aug. 25, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Ordinary Share

The following table sets forth for all periods presented the computation of basic and diluted net loss per ordinary share, including the reconciliation of the numerator and denominator used in the calculation of basic and diluted net loss per share (dollars and shares in thousands, except per share data):

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Numerator:
Net loss	$(7,795)	$(19,960)	$(46,451)
Denominator:
Weighted average ordinary shares, basic and diluted	15,785	13,841	13,833
Basic and diluted loss per share	$(0.49)	$(1.44)	$(3.36)
Anti-dilutive weighted shares excluded from the computation of diluted net loss per share	1,302	2,084	1,141